Common Stock (Details) (USD $)	3 Months Ended	12 Months Ended					179 Months Ended	1 Months Ended		12 Months Ended							179 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 22, 2013 UTCH [Member]	Dec. 31, 2013 UTCH [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]
Common Stocks Textual [Abstract]
Common shares issued for warrant exercise, share												60,070	1,282,940	30,000		10,000	598,125
Common shares issued for warrant exercise		$ 176,819	$ 1,515,529	$ 1,500		$ 25,000	$ 1,170,150					$ 6	$ 128	$ 3		$ 1	$ 60
Common shares issued for services, share												2,858,811
Common shares issued for services		25,971,940										286
Common shares issued for loan extensions, Share												286,000	363,500
Common shares issued for loan extensions		1,758,900	2,235,561									29	36
Common shares issued to debt holders for additional interest, share												173,552
Common shares issued to debt holders for additional interest		1,067,345										17
Common shares issued for default penalty interest, share												360,000
Common shares issued for default penalty interest		2,214,000										36
Common shares issued to warrant holders for additional interest, share												119,300
Common shares issued to warrant holders for additional interest		733,695										12
Common shares issued for consulting services, share												15,000
Common shares issued for consulting services		92,250
Common shares issued for debt conversion, shares												46,000	4,400,000
Common shares issued for debt conversion		282,900	4,000,000									5	440
Common shares issued for cash, shares												1,155,000	110,000	272,000
Common stock issued for cash		1,050,000	100,000	1,370,000								116	11	27
Shares issued price per share			$ 0.91
Common shares issued for forgiveness of debt, share												115,500
Common shares issued for forgiveness of debt		162,915										12
Common shares issued for warrant exchange, shares											74,400		463,397
Conversion of warrants to common shares during the period											3,053,958
Converted note interest due amount		105,000
Common Stock, Shares, outstanding	43,297,678	42,799,278	16,091,909					9,658,936	12,000,000
Common Stock, shares issued	43,297,678	42,799,278	16,091,909					9,658,936
Common stock, shares cancelled								9,000,000			(425,000)
Common shares and warrants issued for debt conversions, share		115,500											31,500
Common shares issued with party debt, shares													198,000
Common shares issued with related debt, shares													800,000
Sale of stock and warrant, description	Each unit consisted of one common share and one warrant.	Each unit consisted of one common share and one warrant.	Each unit consisted of one common share and one warrant.
Sale of common shares and warrants	623,000	532,500	428,500	2,438,602	100,000							43	4	27	1
Sale of common shares and warrants, Shares	498,400											426,000	43,250	270,000	10,000
Sale of stock and warrant, per share price	$ 1.25	$ 1.25	$ 10.00
Forward split								1.2-for-1
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Changes in Capital Structure								Authorized and issued common stock increased from 8,049,113 to 9,658,936.
Distribution to shareholders for return on equity investment		130,000
Equity investment from shareholders		225,000
Warrant exercisable period	5 years	5 years	5 years
Warrants exercisable price per share	$ 2.50	$ 2.50	$ 12.00
Warrants issued for services			9,402,381	1,111,571	6,538,628								300
Warrants issued for services, shares													2,988,500
Relative fair value of warrants			$ 146,231								$ 310,732		$ 515,802
Share issued to officers as compensation vesting, description		The Company issued an aggregate of 2,988,500 to officers as compensation of which 2,110,000 have the following vesting terms, 1/4 immediately upon issuance, 1/4 will be released upon one year from the effective date, and 1/4 will be released upon two years, the last 1/4 will be released after three years completion from the effective date.
Shaes issued to officers as compensation vests immediately			878,500